Depreciation and amortization (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Depreciation And Amortization
Amortization expenses	R$ (3,132,310)	R$ (3,060,180)	R$ (2,960,924)
Depreciation expenses	(2,530,910)	(2,712,720)	(2,960,106)
Total	R$ (5,663,220)	R$ (5,772,900)	R$ (5,921,030)